Share-Based Payments (Details) - Schedule of Share-Based Compensation Cost - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 07, 2023	Jun. 30, 2022	Jun. 07, 2023	Jun. 30, 2022
Schedule Of Share Based Compensation Cost [Abstract]
Share-based compensation cost	$ 1,655	$ 1,172	$ 3,197	$ 3,075	$ 5,801